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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth and Income Fund, Evergreen Envision Growth Fund, and Evergreen Envision Income Fund for the quarter ended September 30, 2006. This four series has a December 31 fiscal year end.

Date of reporting period:           September 30, 2006

Item 1 – Schedule of Investments

Evergreen Asset Allocation Fund (“the Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. All portfolio data shown for the Fund represents that of the Asset Allocation Trust.

EVERGREEN ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.7%
ASSET ALLOCATION 8.7%
GMO Alpha Only Fund, Class IV	80,313,833	$839,279,551

INTERNATIONAL EQUITY 27.4%
GMO Emerging Markets Fund, Class VI	19,918,396	410,119,784
GMO Emerging Markets Quality Fund, Class VI	33,255,665	347,854,255
GMO International Core Equity Fund, Class VI	2,911,021	108,464,650
GMO International Growth Equity Fund, Class IV	27,824,932	865,911,891
GMO International Intrinsic Value Fund, Class IV	25,362,697	867,404,234
GMO International Small Companies Fund, Class III	3,531,133	47,493,739

		2,647,248,553

INTERNATIONAL FIXED INCOME 4.3%
GMO Currency Hedged International Bond Fund, Class III	30,615,049	281,352,303
GMO Emerging Country Debt Fund, Class IV	4,357,620	48,761,765
GMO International Bond Fund, Class III	8,834,718	87,817,095

		417,931,163

U.S. EQUITY 25.9%
GMO U.S. Core Equity Fund, Class VI	112,891,078	1,647,080,823
GMO U.S. Quality Equity Fund, Class IV	40,005,655	853,320,630

		2,500,401,453

U.S. FIXED INCOME 33.4%
GMO Core Plus Bond Fund, Class IV	127,957,289	1,358,906,412
GMO Domestic Bond Fund, Class VI	29,783,258	300,215,239
GMO Inflation Indexed Plus Bond Fund, Class VI	39,651,132	1,023,792,237
GMO Short-Duration Collateral Share Fund, Class VI	21,297,973	549,061,757
GMO Short-Duration Investment Fund, Class III	946	8,660

		3,231,984,305

Total Mutual Fund Shares (cost $8,942,746,412)		9,636,845,025

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 4.25%, 10/02/2006 (cost $32,625,739)	$32,625,739	32,625,739

Total Investments (cost $8,975,372,151) 100.0%		9,669,470,764
Other Assets and Liabilities 0.0%		(32,285)

Net Assets 100.0%		$9,669,438,479

On September 30, 2006, the aggregate cost of investments for federal income tax purposes was $8,976,197,166. The gross unrealized appreciation and depreciation on investments based on tax cost was $698,873,987 and $5,600,389, respectively, with a net unrealized appreciation of $693,273,598.

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EVERGREEN ENVISION GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 101.1%
INTERNATIONAL EQUITY 10.1%
Evergreen International Equity Fund, Class I ø	57,706	$631,298

INTERNATIONAL FIXED INCOME 5.4%
Evergreen International Bond Fund, Class I ø	32,294	337,793

U.S. EQUITY 45.0%
Evergreen Disciplined Small-Mid Value Fund, Class I ø *	88,101	948,845
Evergreen Disciplined Value Fund, Class I ø	90,752	1,547,326
Evergreen Strategic Growth Fund, Class I ø	11,392	317,029

		2,813,200

U.S. FIXED INCOME 40.6%
Evergreen Core Bond Fund, Class I ø	94,265	982,246
Evergreen High Yield Bond Fund, Class I ø	218,689	717,299
Evergreen Ultra Short Opportunities Fund, Class I ø	86,445	843,700

		2,543,245

Total Investments (cost $6,235,429) 101.1%		6,325,536
Other Assets and Liabilities (1.1%)		(66,489)

Net Assets 100.0%		$6,259,047

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.
*	Non-income producing investment

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $6,235,429. The gross unrealized appreciation and depreciation on securities based on tax cost was $95,231 and $5,124, respectively, with a net unrealized appreciation of $90,107.

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EVERGREEN ENVISION GROWTH FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 100.0%
INTERNATIONAL EQUITY 20.0%
Evergreen International Equity Fund, Class I ø	123,209	$1,347,911

U.S. EQUITY 60.1%
Evergreen Disciplined Small-Mid Value Fund, Class I ø *	93,965	1,012,008
Evergreen Disciplined Value Fund, Class I ø	60,306	1,028,218
Evergreen Small-Mid Growth Fund, Class I ø *	85,902	991,304
Evergreen Strategic Growth Fund, Class I ø	36,457	1,014,592

		4,046,122

U.S. FIXED INCOME 19.9%
Evergreen Core Bond Fund, Class I ø	67,667	705,092
Evergreen Ultra Short Opportunities Fund, Class I ø	64,561	630,114

		1,335,206

Total Investments (cost $6,618,344) 100.0%		6,729,239
Other Assets and Liabilities 0.0%		1,444

Net Assets 100.0%		$6,730,683

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.
*	Non-income producing investment.

On Septembr 30, 2006, the aggregate cost of securities for federal income tax purposes was $6,618,344. The gross unrealized appreciation and depreciation on securities based on tax cost was $112,338 and $1,443 respectively, with a net unrealized appreciation of $110,895.

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EVERGREEN ENVISION INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 103.5%
INTERNATIONAL EQUITY 5.3%
Evergreen International Equity Fund, Class I ø	7,314	$80,011

INTERNATIONAL FIXED INCOME 7.0%
Evergreen International Bond Fund, Class I ø	10,203	106,726

U.S. EQUITY 15.5%
Evergreen Disciplined Value Fund, Class I ø	13,764	234,668

U.S. FIXED INCOME 75.7%
Evergreen Core Bond Fund, Class I ø	49,851	519,443
Evergreen High Yield Bond Fund, Class I ø	63,850	209,429
Evergreen Ultra Short Opportunities Fund, Class I ø	42,775	417,487

		1,146,359

Total Investments (cost $1,542,511) 103.5%		1,567,764
Other Assets and Liabilities (3.5%)		(52,459)

Net Assets 100.0%		$1,515,305

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,542,511. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,364 and $1,111, respectively, with a net unrealized appreciation of $25,253.

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Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2006